Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Shareholders’ Equity

7. Shareholders’ equity

Ordinary shares

As of June 30, 2023 and December 31, 2022, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	June 30,	December 31,
	2023	2022
Ordinary shares	39,329,872	39,316,360
Class A non-voting ordinary shares	1,616,367	1,616,367
Deferred Shares	1	1
Total ordinary and deferred shares	40,946,240	40,932,728

On the completion of the initial public offering, or "IPO", on April 6, 2021, all the Employee Shares, Convertible Preferred Shares (see below) and B ordinary shares were converted into ordinary shares or Class A non-voting ordinary shares. Class A non-voting ordinary shares have the same rights and privileges as ordinary shares, except for the voting rights.

As of June 30, 2023, the Company has not declared any dividends.

Deferred shares

On April 6, 2021, all the deferred shares were cancelled. In addition, a single deferred share with a nominal value of £92,451.85 in the capital of the Company was created as part of the Company’s reorganization. As of June 30, 2023, the Company had one deferred share which could be repurchased at any time by the Company for nil consideration.